SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Consolidation [Abstract]
Schedule of Subsidiaries
2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2023. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Texas HBI LLC	USA	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém [1]	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau [3]	Kazakhstan	—
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd[2]	Liberia	85.00%
1.Acquisition during the year. For more details see note 2.2.4.
2.ArcelorMittal Liberia Ltd is incorporated in Cyprus.
3.On December 7, 2023, the Company completed the sale of ArcelorMittal Temirtau, its Kazakh steel and mining operation see note 2.3.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2023	% of non-controlling interests and non- controlling voting rights at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023	Non-controlling interests at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022	Non-controlling interests at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021
AMSA	South Africa	30.78%	30.78%	(67)	115	55	198	151
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	3	115	5	103	9
AMKR	Ukraine	4.87%	4.87%	(15)	55	(68)	74	45
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	55	225	60	215	127
Hera Ermac[2]	Luxembourg	—	—		532	—	855	—
AMMC	Canada	15.00%	15.00%	149	561	183	492	257
Arceo	Belgium	62.86%	62.86%	3	150	1	144	2
ArcelorMittal Liberia Ltd[3]	Liberia	15.00%	15.00%	(11)	(169)	—	(173)	4
ArcelorMittal Texas HBI[4]	USA	20.00%	20.00%	(8)	216	(9)	225	—
Other				(6)	307	9	305	14
Total				103	2,107	236	2,438	609
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 30, 2026 (see note 11.2).
3.ArcelorMittal Liberia Ltd is incorporated in Cyprus. On December 21, 2023 and December 20, 2022, ArcelorMittal fully settled 100 and 300 capital increases, respectively, in ArcelorMittal Liberia Ltd including 15 and 45, respectively, on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).

Schedule of Business Combinations
The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed in 2023, 2022 and 2021:

	2023		2022					2021
	ArcelorMittal Pecém	AMDS acquisitions	JLM	ASL	CSM	ArcelorMittal Texas HBI	ALBA	Condesa
Current assets	3,123	25	10	11	68	283	34	92
Property, plant and equipment	1,824	75	10	14	16	949	53	39
Intangible assets	100	32	24	16	—	11	30	—
Other non-current assets	138	8	—	1	1	—	—	10
Total assets	5,185	140	44	42	85	1,243	117	141
Deferred tax liabilities	—	(14)	(8)	(6)	—	(30)	(13)	—
Other liabilities	(3,156)	(46)	(13)	(10)	(51)	(82)	(70)	(84)
Total liabilities	(3,156)	(60)	(21)	(16)	(51)	(112)	(83)	(84)
Net assets acquired	2,029	80	23	26	34	1,131	34	57
Consideration paid net of cash acquired	2,193	152	43	39	7	805	45	25
Deferred consideration	—	—	—	—	—	—	11	—
Non-controlling interests	—	—	—	—	4	229	—	—
Debt assumed	—	(15)	—	—	—	—	—	—
Fair value of previously held interests at acquisition date	—	—	—	—	20	—	—	11
Remeasurement gain relating to the equity interest previously held	—	—	—	—	—	—	—	(3)
Goodwill/(bargain purchase gain)	164	57	20	13	(3)	(97)	22	(24)

Schedule of Significant Divestments
The table below summarizes the significant divestments completed in 2023 and 2021 (there were no divestments in 2022):

	2023	2021
	ArcelorMittal Temirtau	Acciaerie d'Italia
Cash and cash equivalents	24	4
Other current assets	645	2,446
Intangible assets	—	17
Property, plant and equipment	972	1,875
Other assets	9	297
Total assets	1,650	4,639
Current liabilities	882	2,204
Other long-term liabilities	490	1,669
Total liabilities	1,372	3,873
Total net assets	278	766
% of net assets sold	100%	100%
Total net assets disposed of	278	766
ArcelorMittal retained interest 62%	—	1,205
Goodwill allocation	(194)	(52)
Consideration	278	—
Reclassification of foreign exchange and other	(1,469)	(283)
Gain (loss) on disposal/derecognition	(1,663)	104

Investments Accounted for Under the Equity Method
The carrying amounts of the Company’s investments accounted for under the equity method were as follows:

	December 31,
Category	2023	2022
Joint ventures	5,611	6,372
Associates	3,109	3,060
Individually immaterial joint ventures and associates[1]	1,358	1,333
Total	10,078	10,765
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2023 and 2022, and none of them have a carrying value exceeding 150 at December 31, 2023 and 2022.
Joint Ventures
The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2023
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2023	60.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,653	1,798	853	389	559	935	93	8,280
of which cash, cash equivalents and restricted cash	926	83	201	46	12	297	3	1,568
Non-current assets	10,208	2,125	788	454	238	1,149	190	15,152
Current liabilities	1,617	1,017	557	462	329	542	7	4,531
of which trade and other payables and provisions	1,310	169	449	368	323	404	7	3,030
Non-current liabilities	6,763	1,103	51	37	39	633	—	8,626
of which trade and other payables and provisions	997	—	1	28	39	61	—	1,126
Non-controlling interest	27	—	—	—	—	—	—	27
Net assets attributable to equity holders of the parent	5,454	1,803	1,033	344	429	909	276	10,248
Company's share of net assets	3,272	902	517	172	215	303	151	5,532
Adjustments for differences in accounting policies and other	139	(6)	—	(20)	(40)	6	—	79
Carrying amount in the statements of financial position	3,411	896	517	152	175	309	151	5,611
Revenue	6,710	4,860	1,787	945	1,549	1,205	—	17,056
Depreciation and amortization	(446)	(70)	(36)	(37)	(25)	(69)	—	(683)
Interest income	54	—	2	2	1	—	—	59
Interest expense	(207)	(51)	(5)	(14)	(35)	(49)	—	(361)
Income tax benefit (expense)	(279)	—	(53)	(7)	(33)	21	—	(351)
Income (loss) from continuing operations	1,070	99	352	7	29	274	—	1,831
Other comprehensive income (loss)	(998)	(20)	—	(14)	(6)	—	—	(1,038)
Total comprehensive income (loss)	72	79	352	(7)	23	274	—	793
Cash dividends received by the Company	—	58	—	—	21	—	—	79
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2023; voting interest was 48.01% at December 31, 2023.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.

	December 31, 2022
Joint Ventures	AMNS India	Acciaierie d'Italia	Calvert	VAMA	Tameh	Borçelik	Al Jubail	Total
Place of incorporation and operation [1]	India	Italy	United States	China	Poland	Turkey	Saudi Arabia
Principal Activity	Integrated flat steel producer [4,5]	Integrated flat steel producer[6]	Automotive steel finishing [7]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale seamless line pipes and tubes
Ownership and voting rights at December 31, 2022	60.00%	62.00%	50.00%	50.00%	50.00%	50.00%	33.34%
Current assets	3,494	2,558	2,019	534	448	624	662	10,339
of which cash, cash equivalents and restricted cash	800	179	216	159	26	70	101	1,551
Non-current assets	9,680	2,765	1,764	761	436	254	1,137	16,797
Current liabilities	1,809	2,754	968	533	434	390	429	7,317
of which trade and other payables and provisions	1,567	1,844	203	388	390	333	265	4,990
Non-current liabilities	5,928	908	975	61	120	34	738	8,764
of which trade and other payables and provisions	602	153	—	—	27	34	29	845
Non-controlling interest	3	—	—	—	—	—	—	3
Net assets attributable to equity holders of the parent	5,434	1,661	1,840	701	330	454	632	11,052
Company's share of net assets	3,260	1,030	920	351	165	227	211	6,164
Adjustments for differences in accounting policies and other	144	146	(36)	—	—	(42)	(4)	208
Carrying amount in the statements of financial position	3,404	1,176	884	351	165	185	207	6,372
Revenue	7,287	4,525	4,969	1,495	1,080	1,868	918	22,142
Depreciation and amortization	(350)	(157)	(67)	(32)	(45)	(25)	(71)	(747)
Interest income	70	—	—	2	3	2	—	77
Interest expense	(162)	(34)	(36)	(5)	(16)	(22)	(43)	(318)
Income tax benefit (expense)	(273)	25	—	(37)	(13)	(55)	(8)	(361)
Income (loss) from continuing operations	323	106	102	249	57	90	29	956
Other comprehensive income (loss)	(139)	—	71	—	6	22	(1)	(41)
Total comprehensive income (loss)	184	106	173	249	63	112	28	915
Cash dividends received by the Company	—	—	65	—	13	52	—	130
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2022; voting interest was 48.01% at December 31, 2022.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Includes Acciaierie d'Italia summarized statement of financial position as of December 31, 2022 adjusted for the fair value adjustments at divestment date (see note 2.3).
7.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.

			December 31, 2021
Joint Ventures	AMNS India	Acciaierie d'Italia	Calvert	VAMA	Tameh	Borçelik	Al Jubail	Total
Place of incorporation and operation[1]	India	Italy	United States	China	Poland	Turkey	Saudi Arabia
Principal Activity	Integrated flat steel producer [5,6]	Integrated flat steel producer[7]	Automotive steel finishing[8]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]	Production and sale seamless line pipes and tubes [9]
Ownership and voting rights at December 31, 2021	60.00%	62.00%	50.00%	50.00%	50.00%	50.00%	29.23%
Current assets	5,536	3,643	2,334	293	356	983	573	13,718
of which cash and cash equivalents	1,285	92	256	56	62	155	88	1,994
Non-current assets	6,260	2,669	1,418	679	497	243	1,197	12,963
Current liabilities	764	3,313	1,162	466	376	723	533	7,337
of which trade and other payables and provisions	620	2,840	202	272	330	581	120	4,965
Non-current liabilities	5,770	1,365	790	8	169	56	640	8,798
of which trade and other payables and provisions	331	1,342	—	—	24	44	45	1,786
Net assets	5,262	1,634	1,800	498	308	447	597	10,546
Company's share of net assets	3,157	1,013	900	249	154	224	175	5,872
Adjustments for differences in accounting policies and other	148	146	(34)	—	—	(29)	(16)	215
Carrying amount in the statements of financial position	3,305	1,159	866	249	154	195	159	6,087
Revenue	7,226	3,291	4,808	1,452	721	1,791	334	19,623
Depreciation and amortization	(378)	(119)	(65)	(34)	(34)	(24)	(42)	(696)
Interest income	53	—	—	3	—	1	—	57
Interest expense	(139)	(12)	(28)	(7)	(6)	(18)	(27)	(237)
Income tax benefit (expense)	(71)	211	—	(12)	(4)	(65)	—	59
Income (loss) from continuing operations	1,436	393	861	95	18	105	(85)	2,823
Other comprehensive income (loss)	818	—	9	—	8	9	—	844
Total comprehensive income (loss)	2,254	393	870	95	26	114	(85)	3,667
Cash dividends received by the Company	—	—	50	—	10	13	—	73
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2021; voting interest was 48.01% at December 31, 2021.
3.The non-current liabilities include 39 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
7.Includes Acciaierie d'Italia summarized statement of financial position as of December 31, 2021 adjusted for the fair value adjustments at divestment date (see note 2.3). The summarized statement of comprehensive income presents results of Acciaierie d'Italia for the period from April 14, 2021 to December 31, 2021.
8.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
9.The summarized statement of comprehensive income presents results for the full year 2021 including Jubail Energy Services Company ("JESCO") results after July 31, 2021.

Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2023
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2023	September 30, 2023	September 30, 2023	December 31, 2023
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2023	37.00%	33.43%	35.00%	25.23%
Current assets	3,681	1,919	3,351	720	9,671
Non-current assets	3,124	2,430	2,086	10,572	18,212
Current liabilities	2,909	505	1,857	905	6,176
Non-current liabilities	395	994	940	3,335	5,664
Non-controlling interests	369	125	448	—	942
Net assets attributable to equity holders of the parent	3,132	2,725	2,192	7,052	15,101
Company's share of net assets	1,159	911	767	1,779	4,616
Adjustments for differences in accounting policies and other	—	134	(40)	(1,479)	(1,385)
Other adjustments[2]	48	(190)	20	—	(122)
Carrying amount in the statements of financial position	1,207	855	747	300	3,109
Revenue	3,183	2,800	5,874	536	12,393
Income / (loss) from continuing operations	40	184	222	(227)	219
Other comprehensive income	1	(1)	(25)	—	(25)
Total comprehensive income (loss)	41	183	197	(227)	194
Cash dividends received by the Company	5	43	35	—	83
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2023 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2022
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland[6]	Total
Financial statements reporting date	June 30, 2022	September 30, 2022	September 30, 2022	December 31, 2022
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2022	37.00%	33.43%	35.00%	25.23%
Current assets	5,081	1,827	3,400	758	11,066
Non-current assets	3,218	2,257	1,802	10,700	17,977
Current liabilities	4,134	640	2,067	770	7,611
Non-current liabilities	314	863	815	3,379	5,371
Non-controlling interests	348	115	416	—	879
Net assets attributable to equity holders of the parent	3,503	2,466	1,904	7,309	15,182
Company's share of net assets	1,296	824	666	1,844	4,630
Adjustments for differences in accounting policies and other	—	150	(43)	(1,488)	(1,381)
Other adjustments[2]	(56)	(183)	50	—	(189)
Carrying amount in the statements of financial position	1,240	791	673	356	3,060
Revenue	3,857	2,715	5,628	482	12,682
Income / (loss) from continuing operations	190	428	236	(136)	718
Other comprehensive income (loss)	4	18	62	—	84
Total comprehensive income (loss)	193	446	298	(136)	801
Cash dividends received by the Company	28	10	26	—	64
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2022 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2021
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2021	September 30, 2021	September 30, 2021	December 31, 2021
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2021	37.00%	33.43%	35.00%	25.23%
Current assets	4,636	1,364	2,840	479	9,319
Non-current assets	2,978	2,668	1,797	10,790	18,233
Current liabilities	3,571	472	1,568	477	6,088
Non-current liabilities	533	1,107	716	3,365	5,721
Non-controlling interests	88	103	415	—	606
Net assets attributable to equity holders of the parent	3,422	2,350	1,938	7,427	15,137
Company's share of net assets	1,266	786	678	1,874	4,604
Adjustments for differences in accounting policies and other	—	55	(47)	(1,488)	(1,480)
Other adjustments [2]	66	(191)	(14)	—	(139)
Carrying amount in the statements of financial position	1,332	650	617	386	2,985
Revenue	3,863	2,011	4,465	676	11,015
Net income (loss)	250	(44)	197	(45)	358
Other comprehensive income (loss)	—	7	33	—	40
Total comprehensive income (loss)	250	(37)	230	(45)	398
Cash dividends received by the Company	36	—	17	—	53
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2021 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

Other Associates and Joint Ventures that are Not Individually Material	The following table summarizes the financial
information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2023			December 31, 2022
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	481	877	1,358	422	911	1,333
Share of:
Income from continuing operations	56	81	137	79	239	318
Other comprehensive income (loss)	4	(2)	2	2	5	7
Total comprehensive income (loss)	60	79	139	81	244	325

Other Investments	Other investments include the following:

	December 31,
	2023	2022
Erdemir	205	910
ArcelorMittal XCarb	152	76
Stalprodukt S.A.	65	58
Others	91	75
Investments in equity instruments at FVOCI	513	1,119

Income (Loss) from Investments in Associates, Joint Ventures and Other Investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2023	2022	2021
Share in net earnings of equity-accounted companies	1,181	1,193	2,091
Impairment charges	(1,405)	—	—
Gain (loss) on disposal	—	—	16
Dividend income [1]	3	124	97
Total	(221)	1,317	2,204
1.Mainly 117 and 89 dividend income from Erdemir in 2022 and 2021, respectively.